Long-term Debt - Principal Payments (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Long-term Debt, by Maturity [Abstract]
2016	$ 218,185
Total principal payments	218,185	$ 5,636,323
Less: Financing fees	(636)	(118,710)
Total debt	$ 217,549	$ 5,517,613